Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities - Detail explanation of Operating revenue (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Mobile services	₩ 6,805,218	₩ 6,795,124	₩ 6,827,685
Fixed-line services:	4,827,015	4,866,698	4,869,253
Fixed-line and VoIP telephone services	1,463,553	1,578,546	1,708,319
Broadband Internet access services	2,256,188	2,177,447	2,112,763
Data communication services	1,107,274	1,110,705	1,048,171
Media and content	2,637,691	2,516,256	2,261,808
Financial services	3,493,920	3,641,655	3,444,917
Sale of goods	3,593,127	4,194,168	3,288,911
Others	3,083,676	2,885,288	2,743,476
Operating revenue	₩ 24,440,647	₩ 24,899,189	₩ 23,436,050